Going Concern	12 Months Ended
Dec. 31, 2015
Going Concern [Abstract]
Going Concern
3.      Going Concern

As of December 31, 2015, the Company was in compliance with all of its debt covenants, as amended to give effect to waivers that were granted, with the exception of the Market Value Adjusted Net Worth, which constitutes an event of default. As a result of the cross default provisions included in the loan agreements, actual breaches of covenants could result in defaults under all of the Company's debt and may result in the lenders accelerating or demanding immediate repayment of such debt. In addition, non-compliance with covenants constitutes an event of default under the terms of the Company's interest rate swap agreements. Accordingly, the long-term debt, the associated restricted cash and the long-term portion of the interest rate swap assets and liabilities were reclassified as current in the consolidated balance sheet. In addition, due to the continued deterioration in the time charter rates and the negative containership market outlook, the Company may not have enough available cash being generated from operations and cash on hand to be able to remain current with its obligations of paying principal and interest when they become due.

Management has commenced negotiations with its lenders subsequent to the balance sheet date, to amend or obtain permanent relaxation of loan covenants and to discuss possible liquidity solutions, which among others, include the deferral of installments due in 2016 and certain installments in 2017 and the sale of certain vessels, under circumstances, to apply the proceeds towards reducing the relevant long-term debt. The Company has received an indicative term sheet from one of the lenders, summarizing, among others, the above. Management believes that the negotiations will be successfully concluded and the Company's lenders will not demand payment of the loans before their scheduled maturity.

Accordingly, the consolidated financial statements as of December 31, 2015 were prepared assuming that the Company will continue as a going concern and do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern, apart from the current classification of long-term debt, associated restricted cash and interest rate swap assets and liabilities.